Business Combinations (Details) - Heliogen Acquisition [Member]	3 Months Ended	9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) shares
Business Combination [Line Items]
Common stock exchange ratio	0.9591	0.9591
Total revenue	$ 0
Net loss		$ 1,017,239
Common Stock [Member] | Common Class A [Member]
Business Combination [Line Items]
Issuance of shares (in Shares) | shares		6,217,612